Pacer BlueStar Engineering the Future ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 1.4%
Denso Corp.	925	$12,888

Energy - 0.1%
Oceaneering International, Inc. (a)	47	1,168

Health Care - 0.8%
BICO Group AB (a)	2,337	7,054

Industrials - 36.3%(b)
3D Systems Corp. (a)	18,465	66,474
Amada Co. Ltd.	167	1,732
ANDRITZ AG	41	2,336
ATS Corp. (a)	45	1,222
AutoStore Holdings Ltd. (a)(c)	1,018	918
Daifuku Co. Ltd.	160	3,324
Emerson Electric Co.	204	26,510
FANUC Corp.	316	9,507
IMI PLC	114	2,850
Kadant, Inc.	4	1,492
Konecranes Oyj	37	2,242
Lincoln Electric Holdings, Inc.	22	4,373
Nano Dimension Ltd. - ADR (a)	10,762	24,860
Proto Labs, Inc. (a)	1,627	67,895
Rockwell Automation, Inc.	36	10,023
Siemens AG	293	63,187
Stratasys Ltd. (a)	4,518	42,063
Yaskawa Electric Corp.	93	2,726
		333,734

Information Technology - 61.4%(b)
Advantest Corp.	184	10,289
Altair Engineering, Inc. - Class A (a)	82	9,049
Amkor Technology, Inc.	52	1,280
Ansys, Inc. (a)	122	42,761
Applied Materials, Inc.	262	47,252
ASM International NV	18	10,610
ASML Holding NV	101	74,670
ASMPT Ltd.	136	1,240
Autodesk, Inc. (a)	235	73,165
Axcelis Technologies, Inc. (a)	17	1,156
Azbil Corp.	286	2,169
BE Semiconductor Industries NV	32	4,148
Belden, Inc.	15	1,747
Bentley Systems, Inc. - Class B	269	12,522
Camtek Ltd.	19	1,796
Dassault Systemes SE	1,283	50,416
Disco Corp.	31	8,957
Keyence Corp.	81	35,178
KLA Corp.	46	33,959
Kulicke & Soffa Industries, Inc.	26	1,153
Lam Research Corp.	437	35,419
Lasertec Corp.	31	3,097
Materialise NV - ADR (a)	1,437	12,042
Nemetschek SE	122	14,699
Nova Ltd. (a)	11	2,697
Omron Corp.	80	2,655
Onto Innovation, Inc. (a)	20	4,095
PTC, Inc. (a)	146	28,248
Renishaw PLC	28	1,254
SCREEN Holdings Co. Ltd.	39	2,752
Teradyne, Inc.	52	6,021
Tokyo Electron Ltd.	143	24,200
Tokyo Seimitsu Co. Ltd.	23	1,106
Yokogawa Electric Corp.	99	2,189
		563,991
TOTAL COMMON STOCKS (Cost $834,670)		918,835

TOTAL INVESTMENTS - 100.0% (Cost $834,670)		918,835
Liabilities in Excess of Other Assets - (0.0)% (d)		(285)
TOTAL NET ASSETS - 100.0%		$918,550
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $918 or 0.1% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer BlueStar Engineering the Future ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$918,835	$–	$–	$918,835
Total Investments	$918,835	$–	$–	$918,835

Refer to the Schedule of Investments for further disaggregation of investment categories.